34. Discontinued operations (Details 1) - BRL (R$) R$ in Millions	5 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Cash flow provided by (used in) operating activities		R$ 4,742	R$ 1,135	R$ 4,267
Net cash provided by (used in) investing activities		(4,291)	(3,266)	(1,897)
Net cash provided by (used in) financing activities		(281)	1,894	(1,641)
Cash variation in the period		170	(237)	729
Discontinued operations [member] | Via Varejo S.A. ("VV'') [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Cash flow provided by (used in) operating activities	R$ (2,640)			1,609
Net cash provided by (used in) investing activities	(234)			(590)
Net cash provided by (used in) financing activities	(651)			(867)
Cash variation in the period	R$ (3,525)			152
Discontinued operations [member] | Sendas [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Cash flow provided by (used in) operating activities		4,191	(5,560)	1,548
Net cash provided by (used in) investing activities		(695)	(965)	(925)
Net cash provided by (used in) financing activities		(1,827)	6,986	(97)
Cash variation in the period		R$ 1,669	R$ 461	R$ 526